Employee benefits - Employee Benefit Expenses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of defined benefit plans [line items]
Current service cost	$ 11,741,000	$ 12,071,000
Settlement gain	0	(580,000)
Past service cost	2,166,000	0
Net interest on net defined benefit obligations or assets	3,617,000	3,357,000
Administration expenses	2,137,000	2,221,000
Defined benefit plan expenses	19,661,000	17,069,000
Net finance costs	5,754,000	5,578,000
Costs of services, selling and administrative
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	$ 13,907,000	$ 11,491,000